ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020 region item	Dec. 31, 2019	Dec. 31, 2018
Accounting policies
Number of regions | region	2
Kroondal
Accounting policies
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Marikana operations
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Number of shafts and concentrators | item	5
Platinum Mile
Accounting policies
Proportion of ownership interest in subsidiary	91.70%
Mimosa
Accounting policies
Proportion of ownership interest in associate	50.00%